Share based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2022
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business

	Options	Weighted Average	Weighted Average Remaining	Average
	Outstanding	Exercise Price US$	Contractual Life (In years)	Intrinsic Value
Outstanding as of December 31, 2021	74,354	1.00	3.82	—
Granted	—	—	—	—
Exercised	(23,044)	1.00	—	—
Forfeited	—	—	—	—
Outstanding as of December 31, 2022	51,310	1.00	2.45	—
Vested and exercisable as of December 31, 2022	51,310	1.00	2.45	—

Schedule of activities of the total restricted ordinary shares

		Weighted-Average
		Grant Date Fair Value
	Number of shares	(in US$)
Unvested at December 31, 2021	67,689	0.42
Vested	(22,669)	0.42
Forfeited	(33,803)	0.42
Unvested at December 31, 2022	11,217	0.42

Schedule of estimated fair value of option granted

For the year ended December 31,
2020
RMB
Expected volatility	40.61%~40.83%
Risk-free interest rate (per annum)	0.73%~0.87%
Exercise multiples	2.2
Expected dividend yield	0%
Expected term (in years)	5.5~6.25
Fair value of the underlying shares on the date of option grants (in US$)	0.11~0.18

Jimu Parent
Share based compensation expenses
Schedule of activities of the service-based share options granted to the employees of the predecessor operations of Pintec Business

			Weighted Average
		Weighted-Average	Remaining	Average
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price US$	Life (In years)	Value
Outstanding as of December 31, 2021	2,844,769	0.3398	2.71	223
Exercised	(73,906)	0.0001	—	18
Forfeited	(735,718)	0.4934	—	—
Outstanding as of December 31, 2022	2,035,145	0.2966	6.90	18
Unvested as of December 31, 2022	10,710	0.4243	6.49	—
Exercisable as of December 31, 2022	2,024,435	0.2959	6.90	18